Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity California Municipal Trust II
Entity Central Index Key	0000878662
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity California Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund Premium Class
Trading Symbol	FSPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 5,618,582,680
Holdings Count | shares	422
Advisory Fees Paid, Amount	$ 10,164,085
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$5,618,582,680
Number of Holdings	422
Total Advisory Fee	$10,164,085

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.6 8-30 7.9 31-60 8.1 61-90 2.0 91-180 7.4 >180 1.6 Variable Rate Demand Notes (VRDNs) 36.6 Tender Option Bond 26.0 Commercial Paper 14.5 Municipal Securities 8.2 Net Other Assets (Liabilities) 14.7 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 36.6 Tender Option Bond - 26.0 Commercial Paper - 14.5 Municipal Securities - 8.2 Net Other Assets (Liabilities) - 14.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity California Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund
Trading Symbol	FABXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Money Market Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 5,618,582,680
Holdings Count | shares	422
Advisory Fees Paid, Amount	$ 10,164,085
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$5,618,582,680
Number of Holdings	422
Total Advisory Fee	$10,164,085

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.6 8-30 7.9 31-60 8.1 61-90 2.0 91-180 7.4 >180 1.6 Variable Rate Demand Notes (VRDNs) 36.6 Tender Option Bond 26.0 Commercial Paper 14.5 Municipal Securities 8.2 Net Other Assets (Liabilities) 14.7 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 36.6 Tender Option Bond - 26.0 Commercial Paper - 14.5 Municipal Securities - 8.2 Net Other Assets (Liabilities) - 14.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity California Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Money Market Fund
Class Name	Fidelity® California Municipal Money Market Fund Institutional Class
Trading Symbol	FSBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 5,618,582,680
Holdings Count | shares	422
Advisory Fees Paid, Amount	$ 10,164,085
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$5,618,582,680
Number of Holdings	422
Total Advisory Fee	$10,164,085

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.6 8-30 7.9 31-60 8.1 61-90 2.0 91-180 7.4 >180 1.6 Variable Rate Demand Notes (VRDNs) 36.6 Tender Option Bond 26.0 Commercial Paper 14.5 Municipal Securities 8.2 Net Other Assets (Liabilities) 14.7 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 36.6 Tender Option Bond - 26.0 Commercial Paper - 14.5 Municipal Securities - 8.2 Net Other Assets (Liabilities) - 14.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec